EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basic earnings per share [abstract]
Income (loss) from continuing operations after tax	$ 7,154	$ 3,088
Net income attributable to non-controlling interests	(2,161)	(944)
Net income attributable to the equity holders of Barrick Mining Corporation	$ 4,993	$ 2,144
Weighted average shares outstanding - Basic	1,707	1,751
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 2.93	$ 1.22
Diluted earnings per share [abstract]
Income (loss) from continuing operations after tax	$ 7,154	$ 3,088
Net income attributable to non-controlling interests	(2,161)	(944)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 4,993	$ 2,144
Weighted average shares outstanding - Diluted	1,707	1,751
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 2.93	$ 1.22